Long-lived Assets (Property And Equipment, net) by Geographic Area (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 51,370	$ 47,892	$ 50,469
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	36,369	34,011	32,014
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	242	237	274
Korea
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	1,936	1,448	1,891
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	12,798	12,181	16,268
Japan
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 25	$ 15	$ 22